Property, plant and equipment - Summary (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 64,986,040	R$ 59,289,069
Additions	1,231,900	7,936,068
Acquisitions through business combinations, property, plant and equipment		1,702,768
Write-offs	(15,548)	(146,002)
Depreciation	(1,197,348)	(3,803,941)
Transfers and other	612	8,078
Ending balance	65,005,656	64,986,040
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,775,348	14,859,189
Additions	3,211	697
Acquisitions through business combinations, property, plant and equipment		1,699,588
Write-offs		(10,724)
Depreciation
Transfers and other	1,351	226,598
Ending balance	R$ 16,779,910	16,775,348
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.17%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 9,522,593	5,906,494
Additions	7	558
Acquisitions through business combinations, property, plant and equipment		775
Write-offs	(799)	(7,455)
Depreciation	(104,786)	(366,398)
Transfers and other	434,293	3,988,619
Ending balance	R$ 9,851,308	9,522,593
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	7.29%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 34,280,498	20,537,952
Additions	100,643	415,147
Acquisitions through business combinations, property, plant and equipment		413
Write-offs	(12,247)	(118,499)
Depreciation	(1,020,232)	(3,214,550)
Transfers and other	674,587	16,660,035
Ending balance	34,023,249	34,280,498
Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,510,535	17,485,109
Additions	1,121,983	7,490,762
Acquisitions through business combinations, property, plant and equipment
Write-offs
Depreciation
Transfers and other	(1,171,314)	(21,465,336)
Ending balance	R$ 3,461,204	3,510,535
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	19.89%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 897,066	500,325
Additions	6,056	28,904
Acquisitions through business combinations, property, plant and equipment		1,992
Write-offs	(2,502)	(9,324)
Depreciation	(72,330)	(222,993)
Transfers and other	61,695	598,162
Ending balance	889,985	897,066
Accumulated cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	98,731,202	92,324,815
Ending balance	99,899,093	98,731,202
Accumulated cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,775,348	14,859,189
Ending balance	16,779,910	16,775,348
Accumulated cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,816,631	10,032,317
Ending balance	14,249,711	13,816,631
Accumulated cost | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	62,822,096	48,456,537
Ending balance	63,547,914	62,822,096
Accumulated cost | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,510,535	17,485,109
Ending balance	3,461,204	3,510,535
Accumulated cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,806,592	1,491,663
Ending balance	1,860,354	1,806,592
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(33,745,162)	(33,035,746)
Ending balance	(34,893,437)	(33,745,162)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,294,038)	(4,125,823)
Ending balance	(4,398,403)	(4,294,038)
Accumulated depreciation | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(28,541,598)	(27,918,585)
Ending balance	(29,524,665)	(28,541,598)
Accumulated depreciation | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(909,526)	(991,338)
Ending balance	R$ (970,369)	R$ (909,526)